Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

280 Park Avenue

New York, New York, 10017

June 22, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

Registration Statement on Form N-2

File Numbers: 333-181113; 811-22707

Ladies and Gentlemen:

Transmitted for filing on behalf of the above-referenced investment company (the “Fund”), is Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Fund intends to issue shares of common stock. The Amendment is being filed to complete certain information and to file certain exhibits.

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

No fees are required in connection with this filing. Please telephone the undersigned at 212-769-9361 with any comments or questions.

Sincerely,

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

/s/ Tina M. Payne
Tina M. Payne
Assistant Secretary

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